Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Share Option Activities

A summary of the share option activities for the year ended December 31, 2012 is as follows:

	Weighted Number of shares	Weighted average exercise price	Remaining weighted average contract term (in years)	Aggregate intrinsic value
Options outstanding at January 1, 2012	11,156,760	$4.39
Forfeited	(86,500)	$5.72
Exercised	(12,500)	$1.70

Options outstanding at December 31, 2012	11,057,760	$4.38	3.32	$11,371,689

Options exercisable at December 31, 2012	11,057,760	$4.38	3.32	$11,371,689
Options vested or expected to vest at December 31, 2012	11,057,760	$4.38	3.32	$11,371,689

Restricted Share Activities

A summary of the restricted share activities for the year ended December 31, 2012 is as follows:

	Weighted Number of shares	Weighted Average Grant-Date Fair value
Restricted shares unvested at January 1, 2012	38,169,245	$3.36
Vested	(21,337,835)	$3.08
Forfeited	(60,405)	$2.31

Restricted shares unvested at December 31, 2012	16,771,005	$3.74